Note 12 - Stock-based Compensation Plan (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 316
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 182 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	19,800	0
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.43
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 208	$ 138
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 0	$ 0
Stock Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0
Stock Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	456,300